Earnings Per Share (EPS) - Additional Information (Details) - shares shares in Thousands			1 Months Ended
	Jun. 26, 2024	Feb. 15, 2024	Dec. 31, 2023
Earnings Per Share
Shares repurchased (in shares)	215
Shares issued for business combination (in shares)			114,000
February 2024 for capital increase
Earnings Per Share
Number of new stock issued (in shares)		39,500
June 2024 for capital increase
Earnings Per Share
Number of new stock issued (in shares)	28